CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance at Jan. 31, 2018	$ 35,004	$ 6,803,833	$ (9,129,238)	$ (20,348)	$ (2,310,749)
Equity Balance, Shares at Jan. 31, 2018	35,004,588
Stock issued for cash, value	$ 2,500	185,000	0	0	187,500
Stock issued for cash, shares	2,500,000
Extinguishment of related party debt	$ 0	1,979,844	0	0	1,979,844
Net income (loss) for the period	0	0	(134,062)	0	(134,062)
Foreign exchange translation	$ 0	0	0	27,128	27,128
Equity Balance, Shares at Jan. 31, 2019	37,504,588
Equity Balance at Jan. 31, 2019	$ 37,504	8,968,677	(9,263,300)	6,780	(250,339)
Net income (loss) for the period	0	0	(121,818)	0	(121,818)
Foreign exchange translation	$ 0	0	0	(25,376)	(25,376)
Equity Balance, Shares at Jul. 31, 2019	37,504,588
Equity Balance at Jul. 31, 2019	$ 37,504	8,968,677	(9,385,118)	(18,596)	(397,533)
Equity Balance at Jan. 31, 2019	$ 37,504	8,968,677	(9,263,300)	6,780	(250,339)
Equity Balance, Shares at Jan. 31, 2019	37,504,588
Stock issued for debt, value	$ 3,713	163,391	0	0	$ 167,104
Stock issued for debt, shares	3,713,420				3,713,420
Net income (loss) for the period	$ 0	0	(321,592)	0	$ (321,592)
Foreign exchange translation	$ 0	0	0	(81,229)	(81,229)
Equity Balance, Shares at Jan. 31, 2020	41,218,008
Equity Balance at Jan. 31, 2020	$ 41,217	9,132,068	(9,584,892)	(74,449)	(486,056)
Net income (loss) for the period	0	0	(25,140)	0	(25,140)
Foreign exchange translation	$ 0	0	0	26,832	26,832
Equity Balance, Shares at Jul. 31, 2020	41,218,008
Equity Balance at Jul. 31, 2020	$ 41,217	$ 9,132,068	$ (9,610,032)	$ (47,617)	$ (484,364)